TrueShares Active Yield ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 36.9%	Shares	Value
Agriculture - 0.9%
Altria Group, Inc.	5,504	$280,924
British American Tobacco PLC - ADR	18,074	661,147
Universal Corp.	3,610	191,727
Vector Group Ltd.	15,194	226,695
		1,360,493

Auto Manufacturers - 0.2%
PACCAR, Inc.	2,369	233,773

Beverages - 0.6%
Coca-Cola Consolidated, Inc.	411	541,040
Coca-Cola Femsa SAB de CV - ADR	2,280	202,282
PepsiCo, Inc.	943	160,357
		903,679

Biotechnology - 0.6%
Gilead Sciences, Inc.	10,204	855,503

Building Materials - 2.1%
Boise Cascade Co.	13,167	1,856,284
Griffon Corp.	15,720	1,100,400
LSI Industries, Inc.	18,834	304,169
		3,260,853

Chemicals - 0.6%
Albemarle Corp.	4,648	440,212
Olin Corp.	4,250	203,915
Sociedad Quimica y Minera de Chile SA - ADR	6,958	290,009
		934,136

Coal - 0.4%
Arch Resources, Inc.	4,335	598,923

Commercial Services - 0.4%
Booz Allen Hamilton Holding Corp.	2,530	411,783
H&R Block, Inc.	2,487	158,049
		569,832

Cosmetics/Personal Care - 0.4%
Colgate-Palmolive Co.	1,829	189,869
Inter Parfums, Inc.	2,201	284,985
Procter & Gamble Co.	987	170,948
		645,802

Distribution/Wholesale - 0.9%
A-Mark Precious Metals, Inc.	10,394	458,999
Watsco, Inc.	1,707	839,639
		1,298,638

Diversified Financial Services - 1.2%
Ares Management Corp. - Class A	4,410	687,254
Artisan Partners Asset Management, Inc. - Class A	10,247	443,900
Federated Hermes, Inc. - Class B	5,529	203,301
FTAI Aviation Ltd.	731	97,150
Houlihan Lokey, Inc.	1,286	203,214
Virtu Financial, Inc. - Class A	6,460	196,772
		1,831,591

Electric - 0.5%
Clearway Energy, Inc. - Class C	19,309	592,400
National Grid PLC - ADR	2,800	195,076
		787,476

Energy-Alternate Sources - 2.0%
NextEra Energy Partners LP	111,415	3,077,282

Food - 1.9%
B&G Foods, Inc.	68,334	606,806
Campbell Soup Co.	4,160	203,507
General Mills, Inc.	6,923	511,263
Hershey Co.	1,352	259,287
Kellanova	2,039	164,568
Kroger Co.	17,997	1,031,228
Weis Markets, Inc.	2,620	180,597
		2,957,256

Home Furnishings - 0.3%
Ethan Allen Interiors, Inc.	14,394	459,025

Household Products/Wares - 0.3%
Clorox Co.	1,785	290,794
Kimberly-Clark Corp.	1,555	221,246
		512,040

Insurance - 0.5%
CNA Financial Corp.	17,038	833,840

Internet - 0.6%
Cogent Communications Holdings, Inc.	12,592	955,985

Mining - 0.5%
Gold Fields Ltd. - ADR	20,554	315,504
Newmont Corp.	9,529	509,325
		824,829

Office-Business Equipment - 0.2%
Pitney Bowes, Inc.	44,467	317,050

Oil & Gas - 3.7%
Civitas Resources, Inc.	4,043	204,859
Coterra Energy, Inc.	18,716	448,248
CVR Energy, Inc.	15,634	360,051
Devon Energy Corp.	10,208	399,337
Diamondback Energy, Inc.	1,849	318,767
Imperial Oil Ltd.	2,486	175,139
Kimbell Royalty Partners LP	124,231	1,998,877
Marathon Petroleum Corp.	880	143,361
Murphy Oil Corp.	8,225	277,511
Ovintiv, Inc.	9,826	376,434
Patterson-UTI Energy, Inc.	22,317	170,725
Sabine Royalty Trust	13,648	843,037
		5,716,346

Pharmaceuticals - 1.1%
AbbVie, Inc.	5,327	1,051,976
Cardinal Health, Inc.	3,011	332,776
Dr Reddy's Laboratories Ltd. - ADR	1,805	143,407
Pfizer, Inc.	7,376	213,461
		1,741,620

Pipelines - 0.2%
Targa Resources Corp.	2,410	356,704

Retail - 4.0%
Camping World Holdings, Inc. - Class A	75,405	1,826,309
Costco Wholesale Corp.	461	408,686
Dick's Sporting Goods, Inc.	8,125	1,695,688
Dillard's, Inc. - Class A	1,301	499,181
Penske Automotive Group, Inc.	2,835	460,461
Sonic Automotive, Inc. - Class A	8,176	478,132
Tractor Supply Co.	1,379	401,192
Winmark Corp.	1,072	410,501
		6,180,150

Savings & Loans - 0.3%
New York Community Bancorp, Inc.	41,357	464,439

Transportation - 12.5%
Ardmore Shipping Corp.	15,511	280,749
Danaos Corp.	18,555	1,609,461
DHT Holdings, Inc.	392,635	4,330,764
Frontline PLC	70,384	1,608,274
Genco Shipping & Trading Ltd.	42,481	828,380
Golden Ocean Group Ltd.	34,212	457,757
International Seaways, Inc.	90,311	4,656,435
Nordic American Tankers Ltd.	1,233,429	4,526,684
Scorpio Tankers, Inc.	13,614	970,678
		19,269,182
TOTAL COMMON STOCKS (Cost $56,960,779)		56,946,447

CLOSED END FUNDS - 28.9%	Shares	Value
Ares Capital Corp.	20,153	422,004
FS KKR Capital Corp.	97,716	1,927,937
Gladstone Capital Corp.	26,270	631,794
Goldman Sachs BDC, Inc.	87,824	1,208,458
Golub Capital BDC, Inc.	61,449	928,494
Main Street Capital Corp.	3,449	172,933
Oaktree Specialty Lending Corp.	288,077	4,698,536
PennantPark Floating Rate Capital Ltd.	5,003	57,885
PennantPark Investment Corp.	31,257	218,486
Prospect Capital Corp.	738,152	3,949,113
Sixth Street Specialty Lending, Inc.	157,036	3,223,949
abrdn Income Credit Strategies Fund	42,620	282,144
Brookfield Real Assets Income Fund, Inc.	47,295	647,941
Cornerstone Strategic Value Fund, Inc.	609,632	4,681,974
Cornerstone Total Return Fund, Inc.	426,306	3,448,816
Eagle Point Credit Co., Inc.	305,951	3,016,677
First Trust Senior Floating Rate Income Fund II	90,144	933,892
Guggenheim Strategic Opportunities Fund	295,585	4,658,420
Liberty All-Star Equity Fund	16,687	118,478
Oxford Lane Capital Corp.	529,429	2,774,208
Pimco Dynamic Income Fund	117,516	2,382,049
Reaves Utility Income Fund	6,125	200,961

Hercules Capital, Inc.	199,153	3,911,365
TOTAL CLOSED END FUNDS (Cost $44,900,510)		44,496,514

EXCHANGE TRADED FUNDS - 17.5%	Shares	Value
BlackRock Short Duration Bond ETF	9,892	506,866
BlackRock Ultra Short-Term Bond ETF	8,497	431,138
First Trust Enhanced Short Maturity ETF	4,972	297,674
First Trust Exchange-Traded Fund VI First Trust Nasdaq BuyWrite Income ETF	145,045	2,970,522
First Trust Long Duration Opportunities ETF	8,216	184,038
First Trust Senior Loan ETF	7,727	354,592
FlexShares High Yield Value-Scored Bond Index Fund	7,271	302,946
FlexShares Ultra-Short Income Fund	920	69,607
Franklin International Low Volatility High Dividend Index ETF	23,821	740,357
Franklin Senior Loan ETF	21,464	520,931
Global X Nasdaq 100 Covered Call ETF	120,923	2,181,451
Global X Russell 2000 Covered Call ETF	15,260	246,602
Global X S&P 500 Covered Call ETF	5,368	222,772
Goldman Sachs Access Treasury 0-1 Year ETF	8,077	810,042
Invesco S&P MidCap Quality ETF	27,089	2,778,790
Invesco Senior Loan ETF	37,562	789,178
Invesco Short Term Treasury ETF	5,921	625,613
Invesco Variable Rate Investment Grade ETF	16,505	414,028
iShares 1-3 Year Treasury Bond ETF	3,428	285,038
iShares 20+ Year Treasury Bond ETF	3,840	376,704
iShares 7-10 Year Treasury Bond ETF	711	69,763
iShares Agency Bond ETF	1,558	172,003
iShares Floating Rate Bond ETF	4,264	217,635
iShares Short Treasury Bond ETF	7,185	794,876
iShares Treasury Floating Rate Bond ETF	18,100	915,860
iShares U.S. Treasury Bond ETF	9,621	225,612
Janus Henderson Mortgage-Backed Securities ETF	3,000	139,950
Janus Henderson Short Duration Income ETF	7,935	389,132
JPMorgan Core Plus Bond ETF	6,956	335,557
JPMorgan Ultra-Short Income ETF	4,357	221,074
JPMorgan Ultra-Short Municipal Income ETF	5,860	298,508
PGIM Ultra Short Bond ETF	13,227	658,440
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	3,040	250,557
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	4,135	416,353
Schwab Short-Term U.S. Treasury ETF	12,509	612,691
SPDR Blackstone Senior Loan ETF	13,229	552,443
SPDR Bloomberg 1-3 Month T-Bill ETF	7,170	658,278
SPDR Bloomberg Investment Grade Floating Rate ETF	11,627	358,693
SPDR Bloomberg Short Term High Yield Bond ETF	6,921	178,216
SPDR Portfolio Intermediate Term Treasury ETF	6,177	179,504
SPDR Portfolio Long Term Treasury ETF	7,176	208,606
SPDR Portfolio Short Term Treasury ETF	11,734	345,097
SPDR Portfolio TIPS ETF	6,788	178,389
VanEck BDC Income ETF	35,598	589,503
VanEck IG Floating Rate ETF	16,952	431,767
Vanguard Extended Duration Treasury ETF	2,917	232,427
Vanguard Long-Term Treasury ETF	3,724	229,175
Vanguard Short-Term Treasury ETF	5,590	329,922
WisdomTree Bloomberg U.S. Dollar Bullish Fund	10,033	266,175
WisdomTree Floating Rate Treasury Fund	24,464	1,228,582
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	7,764	174,069
TOTAL EXCHANGE TRADED FUNDS (Cost $26,686,237)		26,967,746

REAL ESTATE INVESTMENT TRUSTS - 15.9%	Shares	Value
AGNC Investment Corp.	184,412	1,928,949
Annaly Capital Management, Inc.	33,211	666,545
Apollo Commercial Real Estate Finance, Inc.	8,272	76,020
Arbor Realty Trust, Inc.	308,780	4,804,617
Blackstone Mortgage Trust, Inc. - Class A	30,648	582,618
BrightSpire Capital, Inc.	73,601	412,166
Dynex Capital, Inc.	188,002	2,398,906
Easterly Government Properties, Inc.	21,558	292,758
Global Net Lease, Inc.	464,092	3,907,655
Innovative Industrial Properties, Inc.	1,805	242,953
KKR Real Estate Finance Trust, Inc.	64,326	794,426
Ladder Capital Corp.	15,690	182,004
Medical Properties Trust, Inc.	75,030	438,925
Omega Healthcare Investors, Inc.	8,672	352,950
Orchid Island Capital, Inc.	308,932	2,539,421
PennyMac Mortgage Investment Trust	58,543	834,823
Ready Capital Corp.	400,059	3,052,450
Two Harbors Investment Corp.	28,338	393,331
Uniti Group, Inc.	111,948	631,387
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,575,571)		24,532,904

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (a)	773,133	773,133
TOTAL SHORT-TERM INVESTMENTS (Cost $773,133)		773,133

TOTAL INVESTMENTS - 99.7% (Cost $152,896,230)		153,716,744
Other Assets in Excess of Liabilities - 0.3%		536,346
TOTAL NET ASSETS - 100.0%		$154,253,090

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

TrueShares Active Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,946,447	$–	$–	$56,946,447
Closed End Funds	44,496,513	–	–	44,496,513
Exchange Traded Funds	26,967,746	–	–	26,967,746
Real Estate Investment Trusts	24,532,904	–	–	24,532,904
Money Market Funds	773,133	–	–	773,133
Total Investments	$153,716,744	$–	$–	$153,716,744

Refer to the Schedule of Investments for further disaggregation of investment categories.